BUSINESS COMBINATIONS - Narrative (Details) - USD ($) $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 05, 2021	Nov. 10, 2020	Jun. 26, 2020	Jun. 25, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Business Acquisition [Line Items]
Increase (decrease) in goodwill			$ 9,032
Base cash consideration					$ 186,601	$ 0	$ 456,508	$ 0	$ 0	$ 0
Remaining borrowing capacity		$ 47,900
Additional earn-out amounts					52,672		0
Merisant and Mafco Worldwide
Business Acquisition [Line Items]
Goodwill deductible for income tax purposes				$ 2,500				2,500
Goodwill deductible for income tax purposes, period (in years)				15 years
Closing adjustment period				1 year
Increase (decrease) in deferred tax liabilities					200		(800)
Increase (decrease) in other liabilities					700		(1,000)
Increase (decrease) in goodwill					900		(8,900)
Base cash consideration				$ 387,500
Merisant and Mafco Worldwide | Act II Global Acquisition Corp
Business Acquisition [Line Items]
Transaction costs				$ 18,100				$ 18,100			$ 1,200
Swerve
Business Acquisition [Line Items]
Goodwill deductible for income tax purposes, period (in years)		15 years
Closing adjustment period		1 year
Transaction costs					300		$ 3,200
Base cash consideration		$ 80,000
Wholesome
Business Acquisition [Line Items]
Goodwill deductible for income tax purposes	$ 4,700
Goodwill deductible for income tax purposes, period (in years)	9 years
Closing adjustment period	1 year
Transaction costs					$ 4,500
Base cash consideration	$ 180,000
Remaining borrowing capacity	52,395
Additional earn-out amounts	55,000
EBITDA Threshold	30,000
Earn-out amounts payable in common stock	$ 27,500